STOCK-BASED COMPENSATION - Exercise Price Ranges (Details)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Stock option activity by exercise price ranges
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 137
Options Outstanding, Number of Shares Under Option (in shares) | shares	1,613,923
Options Outstanding, Aggregate Intrinsic Value | $	$ 46,435,044
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 6 months
Exercise Price Range $128 and under
Stock option activity by exercise price ranges
Exercise price, upper range limit (in dollars per share)	$ 128
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 103
Options Outstanding, Number of Shares Under Option (in shares) | shares	113,923
Options Outstanding, Aggregate Intrinsic Value | $	$ 7,198,794
Options Outstanding, Weighted Average Remaining Contractual Life	3 months 18 days
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 103
Options Exercisable, Number of Shares Under Option (in shares) | shares	113,923
Options Exercisable, Aggregate Intrinsic Value | $	$ 7,198,794
Options Exercisable, Weighted Average Remaining Contractual Life	3 months 18 days
Exercise Price Range $129-$154
Stock option activity by exercise price ranges
Exercise price, lower range limit (in dollars per share)	$ 129
Exercise price, upper range limit (in dollars per share)	154
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 140
Options Outstanding, Number of Shares Under Option (in shares) | shares	1,500,000
Options Outstanding, Aggregate Intrinsic Value | $	$ 39,236,250
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 1 month 6 days